REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract owners of
General American Separate Account Twenty-Eight
and General American Separate Account Twenty-Nine
and Board of Directors of
Metropolitan Tower Life Insurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of each of the divisions of General American Separate Account Twenty-Eight and General American Separate Account Twenty-Nine (the "Separate Accounts") listed in Note 2 (collectively, the "Divisions") as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Divisions as of December 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Accounts' management. Our responsibility is to express an opinion on the Separate Accounts' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Accounts are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Accounts' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with the Separate Accounts' custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 26, 2025

We have served as the Separate Accounts' auditor since 2000.

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GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024

	BHFTII BlackRock Ultra-Short Term Bond Division	BHFTII Western Asset Management U.S. Government Division	Invesco V.I. Core Plus Bond Division
Assets:
Investments at fair value	$181,515	$3,365	$301,258
Due from Metropolitan Tower Life Insurance Company	46	39	26
Total Assets	181,561	3,404	301,284
Liabilities:
Accrued fees	38	44	27
Total Liabilities	38	44	27
Net Assets	$181,523	$3,360	$301,257
Contract Owners' Equity
Net assets from accumulation units	$181,523	$3,360	$301,257
Net assets from contracts in payout	—	—	—
Total Net Assets	$181,523	$3,360	$301,257

The accompanying notes are an integral part of these financial statements.

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024

	BHFTII BlackRock Capital Appreciation Division	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division	BHFTII T. Rowe Price Large Cap Growth Division	Invesco V.I. EQV International Equity Division
Assets:
Investments at fair value	$1,568,940	$798,057	$2,849,635	$1,522,824
Due from Metropolitan Tower Life Insurance Company	34	12	19	17
Total Assets	1,568,974	798,069	2,849,654	1,522,841
Liabilities:
Accrued fees	18	39	23	20
Total Liabilities	18	39	23	20
Net Assets	$1,568,956	$798,030	$2,849,631	$1,522,821
Contract Owners' Equity
Net assets from accumulation units	$1,568,956	$798,030	$2,803,636	$1,522,821
Net assets from contracts in payout	—	—	45,995	—
Total Net Assets	$1,568,956	$798,030	$2,849,631	$1,522,821

The accompanying notes are an integral part of these financial statements.

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
For the year ended December 31, 2024

	BHFTII BlackRock Ultra-Short Term Bond Division	BHFTII Western Asset Management U.S. Government Division	Invesco V.I. Core Plus Bond Division
Investment Income:
Dividends	$10,594	$102	$11,134
Expenses:
Mortality and expense risk charges	2,312	74	4,140
Administrative charges	276	8	495
Total expenses	2,588	82	4,635
Net investment income (loss)	8,006	20	6,499
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	—	—
Realized gains (losses) on sale of investments	347	(3,051)	(7,663)
Net realized gains (losses)	347	(3,051)	(7,663)
Change in unrealized gains (losses) on investments	(1,784)	2,886	7,000
Net realized and change in unrealized gains (losses) on investments	(1,437)	(165)	(663)
Net increase (decrease) in net assets resulting from operations	$6,569	$(145)	$5,836

The accompanying notes are an integral part of these financial statements.

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
For the year ended December 31, 2024

	BHFTII BlackRock Capital Appreciation Division	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division	BHFTII T. Rowe Price Large Cap Growth Division	Invesco V.I. EQV International Equity Division
Investment Income:
Dividends	$1,179	$11,884	$—	$28,487
Expenses:
Mortality and expense risk charges	18,954	10,404	33,731	21,184
Administrative charges	2,272	1,247	4,046	2,540
Total expenses	21,226	11,651	37,777	23,724
Net investment income (loss)	(20,047)	233	(37,777)	4,763
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	89,085	28,450	148,016	8,469
Realized gains (losses) on sale of investments	45,931	(602)	33,320	66,723
Net realized gains (losses)	135,016	27,848	181,336	75,192
Change in unrealized gains (losses) on investments	276,810	27,177	512,572	(85,915)
Net realized and change in unrealized gains (losses) on investments	411,826	55,025	693,908	(10,723)
Net increase (decrease) in net assets resulting from operations	$391,779	$55,258	$656,131	$(5,960)

The accompanying notes are an integral part of these financial statements.

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2024 and 2023

	BHFTII BlackRock Ultra-Short Term Bond Division		BHFTII Western Asset Management U.S. Government Division		Invesco V.I. Core Plus Bond Division
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$8,006	$561	$20	$251	$6,499	$3,993
Net realized gains (losses)	347	483	(3,051)	(480)	(7,663)	(2,262)
Change in unrealized gains (losses) on investments	(1,784)	5,672	2,886	1,175	7,000	13,428
Net increase (decrease) in net assets resulting from operations	6,569	6,716	(145)	946	5,836	15,159
Contract Transactions:
Purchase payments received from Contract owners	—	—	—	—	—	—
Net transfers (including fixed account)	(1,730)	(1,820)	(35)	(34)	(65)	(65)
Transfers for Contract benefits and terminations	(7,873)	(34,590)	(23,843)	(3,041)	(46,352)	(5,158)
Net increase (decrease) in net assets resulting from Contract transactions	(9,603)	(36,410)	(23,878)	(3,075)	(46,417)	(5,223)
Net increase (decrease) in net assets	(3,034)	(29,694)	(24,023)	(2,129)	(40,581)	9,936
Net Assets:
Beginning of year	184,557	214,251	27,383	29,512	341,838	331,902
End of year	$181,523	$184,557	$3,360	$27,383	$301,257	$341,838

The accompanying notes are an integral part of these financial statements.

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2024 and 2023

	BHFTII BlackRock Capital Appreciation Division		BHFTII Brighthouse/Wellington Core Equity Opportunities Division
	2024	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(20,047)	$(16,754)	$233	$262
Net realized gains (losses)	135,016	20,588	27,848	81,338
Change in unrealized gains (losses) on investments	276,810	469,706	27,177	(34,165)
Net increase (decrease) in net assets resulting from operations	391,779	473,540	55,258	47,435
Contract Transactions:
Purchase payments received from Contract owners	—	—	—	—
Net transfers (including fixed account)	(11,126)	(6,331)	3,237	(3,835)
Transfers for Contract benefits and terminations	(187,453)	(117,049)	(72,861)	(45,306)
Net increase (decrease) in net assets resulting from Contract transactions	(198,579)	(123,380)	(69,624)	(49,141)
Net increase (decrease) in net assets	193,200	350,160	(14,366)	(1,706)
Net Assets:
Beginning of year	1,375,756	1,025,596	812,396	814,102
End of year	$1,568,956	$1,375,756	$798,030	$812,396

The accompanying notes are an integral part of these financial statements.

	BHFTII T. Rowe Price Large Cap Growth Division		Invesco V.I. EQV International Equity Division
	2024	2023	2024	2023
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(37,777)	$(29,412)	$4,763	$(20,686)
Net realized gains (losses)	181,336	(15,471)	75,192	18,737
Change in unrealized gains (losses) on investments	512,572	801,941	(85,915)	259,379
Net increase (decrease) in net assets resulting from operations	656,131	757,058	(5,960)	257,430
Contract Transactions:
Purchase payments received from Contract owners	2,200	1,600	—	—
Net transfers (including fixed account)	(5,770)	(2,952)	11,087	9,917
Transfers for Contract benefits and terminations	(175,991)	(102,087)	(256,971)	(92,405)
Net increase (decrease) in net assets resulting from Contract transactions	(179,561)	(103,439)	(245,884)	(82,488)
Net increase (decrease) in net assets	476,570	653,619	(251,844)	174,942
Net Assets:
Beginning of year	2,373,061	1,719,442	1,774,665	1,599,723
End of year	$2,849,631	$2,373,061	$1,522,821	$1,774,665

The accompanying notes are an integral part of these financial statements.

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT
GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1.  ORGANIZATION

General American Separate Account Twenty-Eight and General American Separate Account Twenty-Nine (the "Separate Accounts"), separate accounts of Metropolitan Tower Life Insurance Company (the "Company"), were established by the Board of Directors of General American Life Insurance Company ("GALIC") on May 28, 1992 to support operations of GALIC with respect to certain variable annuity contracts (the "Contracts"). Effective after the close of the New York Stock Exchange on April 27, 2018, GALIC merged with and into the Company while concurrently changing the state of domicile to Nebraska (the "Merger"). Upon the Merger, the Separate Account became a separate account of the Company. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Accounts are registered as unit investment trusts under the Investment Company Act of 1940, as amended, and are subject to the rules and regulations of the United States Securities and Exchange Commission, as well as the Nebraska Department of Insurance.

The Separate Accounts are divided into Divisions, each of which is treated as an individual accounting entity for financial reporting purposes. Each Division invests in shares of the corresponding fund or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco V.I.")

Brighthouse Funds Trust II ("BHFTII")

The assets of each of the Divisions of the Separate Accounts are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Accounts are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Accounts' assets applicable to the Contracts cannot be used for liabilities arising out of any other business conducted by the Company.

2.  LIST OF DIVISIONS

Purchase payments, less any applicable charges, applied to the Separate Accounts are invested in one or more Divisions in accordance with the selection made by the Contract owner. The following Divisions had net assets as of December 31, 2024:

General American Separate Account Twenty-Eight

BHFTII BlackRock Ultra-Short Term Bond Division

BHFTII Western Asset Management U.S. Government Division

Invesco V.I. Core Plus Bond Division

General American Separate Account Twenty-Nine

BHFTII BlackRock Capital Appreciation Division

BHFTII Brighthouse/Wellington Core Equity Opportunities Division

BHFTII T. Rowe Price Large Cap Growth Division

Invesco V.I. EQV International Equity Division

3.  SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification ("ASC") Topic 946, Investment Companies.

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT
GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

3.  SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Security Transactions

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

Security Valuation

A Division's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV"). All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Divisions. The Separate Accounts define fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Division invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their daily NAV as reported by the Trusts at the close of each business day.

ASC Topic 820, Fair Value Measurement ("ASC 820") provides that the Separate Accounts are not required to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Additionally, ASC 820 does not require certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The Separate Accounts' investments in shares of a fund or portfolio of the Trusts are using NAV as a practical expedient, therefore investments are not categorized within the ASC 820 fair value hierarchy.

Federal Income Taxes

The operations of the Separate Accounts form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Accounts to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Accounts for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Annuity Payouts

Net assets allocated to Contracts in the annuity payout period are computed according to industry standard mortality tables and, if any, are shown in net assets from Contracts in payout on the statements of assets and liabilities. The assumed investment return is 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Accounts by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Annuity payouts, if any, are included in transfers for Contract benefits and terminations on the statements of changes in net assets of the applicable Divisions.

Purchase Payments

Purchase payments received from Contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus for the Contracts, and are reported as Contract transactions on the statements of changes in net assets of the applicable Divisions.

Net Transfers

Assets transferred by the Contract owner into or out of Divisions within the Separate Accounts or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Divisions.

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT
GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

3.  SIGNIFICANT ACCOUNTING POLICIES — (Concluded)

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

Segment Reporting

The Separate Accounts adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures ("ASU 2023-07") during the period. The Separate Accounts' adoption of the new standard impacted financial statement disclosures only and did not affect any Division's financial position or results of operations.

Each Division of the Separate Accounts constitutes a single operating segment and therefore, a single reportable segment. The chief operating decision maker ("CODM") oversees the activities of the Separate Accounts using information of each Division. The Separate Accounts are engaged in a single line of business as a registered unit investment trust. The Separate Accounts are a funding vehicle for individual variable annuity Contracts issued by the Company to support the liabilities of the applicable Contracts. The Divisions have identified the Company's Assistant Vice President of Life and Annuity Products as the CODM.

The CODM uses the increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the Divisions within the Separate Accounts. The accounting policies used to measure profit and loss of the segment are the same as those described in the summary of significant accounting policies. The measure of segment assets is reported on the statements of assets and liabilities as net assets. The measure of segment profit and loss is reported on the statements of operations and changes in net assets as increase (decrease) in net assets from operations. All assets and increases (decreases) in net assets from operations are generated in the U.S.

4.  EXPENSES & CONTRACT CHARGES

The following annual Separate Accounts charge paid to the Company is an asset-based charge assessed through a daily reduction in unit values, which are recorded as administrative charges in the accompanying statements of operations of the applicable Divisions:

Administrative — The Company has responsibility for the administration of the Contracts and the Separate Accounts. Generally, the administrative charge is related to the maintenance of each Contract and the Separate Accounts.

The following annual Separate Accounts charge paid to the Company is an asset-based charge assessed through a daily reduction in unit values and are recorded as expenses in the accompanying statements of operations of the applicable Divisions:

Mortality and Expense Risk — The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the insured (the annuitant) may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

The table below represents the effective annual rates for each respective charge for the year ended December 31, 2024:

Administrative	0.15%
Mortality and Expense Risk	1.25%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular Contract.

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT
GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

4.  EXPENSES & CONTRACT CHARGES — (Concluded)

Separate Accounts charges referred to in this disclosure are for current charges of the Contracts and can vary among products within the Separate Accounts. A Contract administrative charge of $30 or 2% of the accumulated Contract value, whichever is less, is assessed on an annual basis for Contracts with an accumulated value of less than $20,000. The Company is currently waiving the transfer fee of the lesser of $25 or 2% of the transfer amount which is assessed after twelve transfers within a Contract year, but reserves the right to impose such charges in the future. These charges are paid to the Company and recorded as Contract charges in the accompanying statements of changes in net assets of the applicable Divisions for the years ended December 31, 2024 and 2023.

In addition, most Contracts impose a surrender charge which ranges from 0% to 6% if the Contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through redemption of units, and recorded as Contract charges in the accompanying statements of changes in net assets of the applicable Divisions for the years ended December 31, 2024 and 2023. There were no such charges for the years ended December 31, 2024 and 2023.

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT
GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

5.  STATEMENTS OF INVESTMENTS

	As of December 31, 2024		For the year ended December 31, 2024
	Shares	Cost ($)	Cost of Purchases ($)	Proceeds from Sales ($)
General American Separate Account Twenty-Eight
BHFTII BlackRock Ultra-Short Term Bond Division	1,752	176,654	10,629	12,241
BHFTII Western Asset Management U.S. Government Division	322	3,773	181	24,044
Invesco V.I. Core Plus Bond Division	52,852	357,156	11,134	51,064
General American Separate Account Twenty-Nine
BHFTII BlackRock Capital Appreciation Division	34,788	1,166,539	108,788	238,527
BHFTII Brighthouse/Wellington Core Equity Opportunities Division	27,099	795,089	55,153	96,068
BHFTII T. Rowe Price Large Cap Growth Division	111,663	2,269,200	171,964	241,385
Invesco V.I. EQV International Equity Division	45,430	1,235,287	55,628	288,375

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT
GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  SCHEDULES OF UNITS
For the years ended December 31, 2024 and 2023:

	General American Separate Account Twenty-Eight
	BHFTII BlackRock Ultra-Short Term Bond Division		BHFTII Western Asset Management U.S. Government Division		Invesco V.I. Core Plus Bond Division
	2024	2023	2024	2023	2024	2023
Units beginning of year	12,247	14,728	1,286	1,434	12,819	13,028
Units issued and transferred from other funding options	—	—	—	—	—	—
Units redeemed and transferred to other funding options	(624)	(2,481)	(1,130)	(148)	(1,701)	(209)
Units end of year	11,623	12,247	156	1,286	11,118	12,819
	General American Separate Account Twenty-Nine
	BHFTII BlackRock Capital Appreciation Division		BHFTII Brighthouse/ Wellington Core Equity Opportunities Division		BHFTII T. Rowe Price Large Cap Growth Division
	2024	2023	2024	2023	2024	2023
Units beginning of year	26,192	28,808	25,041	26,641	43,924	46,076
Units issued and transferred from other funding options	580	81	742	43	756	157
Units redeemed and transferred to other funding options	(3,820)	(2,697)	(2,814)	(1,643)	(3,628)	(2,309)
Units end of year	22,952	26,192	22,969	25,041	41,052	43,924

	General American Separate Account Twenty-Nine
	Invesco V.I. EQV International Equity Division
	2024	2023
Units beginning of year	59,306	62,284
Units issued and transferred from other funding options	1,028	464
Units redeemed and transferred to other funding options	(9,038)	(3,442)
Units end of year	51,296	59,306

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT
GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Concluded)

7.  FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Contracts, net assets, net investment income ratios, expense ratios, excluding expenses for the underlying portfolio or fund, and total return ratios for the five years ended December 31, 2024:

		As of December 31			For the year ended December 31
		Units	Unit Value ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense[2] Ratio (%)	Total[3] Return (%)
General American Separate Account Twenty-Eight
BHFTII BlackRock	2024	11,623	15.62	181,523	5.77	1.40	3.63
Ultra-Short Term Bond	2023	12,247	15.07	184,557	1.69	1.40	3.59
Division	2022	14,728	14.55	214,251	—	1.40	0.04
	2021	14,796	14.54	215,159	0.34	1.40	(1.58)
	2020	15,383	14.78	227,299	1.93	1.40	(0.97)
BHFTII Western Asset	2024	156	21.48	3,360	1.78	1.40	0.90
Management U.S. Government	2023	1,286	21.29	27,383	2.33	1.40	3.41
Division	2022	1,434	20.59	29,512	2.14	1.40	(10.27)
	2021	2,332	22.94	53,493	2.69	1.40	(2.89)
	2020	2,405	23.63	56,825	2.96	1.40	3.78
Invesco V.I. Core Plus Bond	2024	11,118	27.10	301,257	3.39	1.40	1.61
Division	2023	12,819	26.67	341,838	2.59	1.40	4.67
	2022	13,028	25.48	331,902	0.57	1.40	(15.72)
	2021	14,814	30.23	447,822	1.46	1.40	(2.04)
	2020	16,882	30.86	520,930	2.05	1.40	8.19
General American Separate Account Twenty-Nine
BHFTII BlackRock Capital	2024	22,952	68.36	1,568,956	0.08	1.40	30.14
Appreciation Division	2023	26,192	52.53	1,375,756	0.04	1.40	47.54
	2022	28,808	35.60	1,025,596	—	1.40	(38.48)
	2021	33,956	57.87	1,964,949	—	1.40	19.52
	2020	35,570	48.42	1,722,213	—	1.40	38.70
BHFTII	2024	22,969	34.74	798,030	1.44	1.40	7.09
Brighthouse/Wellington Core	2023	25,041	32.44	812,396	1.43	1.40	6.17
Equity Opportunities Division	2022	26,641	30.56	814,102	1.42	1.40	(6.40)
	2021	28,049	32.65	915,718	1.41	1.40	22.70
	2020	32,650	26.61	868,746	1.58	1.40	9.72
BHFTII T. Rowe Price Large	2024	41,052	69.41	2,849,631	—	1.40	28.48
Cap Growth Division	2023	43,924	54.03	2,373,061	—	1.40	44.78
	2022	46,076	37.32	1,719,442	—	1.40	(41.29)
	2021	49,562	63.56	3,150,329	—	1.40	18.55
	2020	53,185	53.62	2,851,614	0.25	1.40	35.04
Invesco V.I. EQV	2024	51,296	29.69	1,522,821	1.70	1.40	(0.79)
International Equity Division	2023	59,306	29.92	1,774,665	0.20	1.40	16.51
	2022	62,284	25.68	1,599,723	1.71	1.40	(19.44)
	2021	65,520	31.88	2,088,921	1.25	1.40	4.42
	2020	70,700	30.53	2,158,714	2.36	1.40	12.41

1  These amounts represent the dividends, excluding distributions of capital gains, received by the Division from the underlying fund or portfolio, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against Contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund or portfolio in which the Division invests.

2  These amounts represent annualized Contract expenses of each of the Separate Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying fund or portfolio have been excluded.

3  These amounts represent the total return for the period indicated, including changes in the value of the underlying fund or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.